Derivative financial instruments - Reclassified from OCI to Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognized in fuel and oil operating and finance expenses	€ (229.8)	€ 249.2	€ 119.5
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognized in fuel and oil operating and finance expenses	(261.6)	284.8	136.6
Cash Flow Hedges | Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognized in fuel and oil operating and finance expenses	(254.8)	293.0	134.6
Cash Flow Hedges | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognized in fuel and oil operating and finance expenses	0.2	0.6	2.6
Cash Flow Hedges | Foreign currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments for (gains) recognized in fuel and oil operating and finance expenses	€ (7.0)	€ (8.8)	€ (0.6)